Securitizations and Variable Interest Entities - Fair Value of Firm's Retained Interests and Sensitivity of This Fair Value (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014
Variable Interest Entity [Line Items]
Fair value of retained interests		¥ 233.0	¥ 215.0
Material retained interests held [Member]
Variable Interest Entity [Line Items]
Fair value of retained interests	[1]	¥ 208.0	¥ 201.0
Weighted-average life (Years)		5 years 5 months	7 years 6 months
Constant prepayment rate		6.10%	6.20%
Impact of 10% adverse change		¥ (2.3)	¥ (2.3)
Impact of 20% adverse change		¥ (4.3)	¥ (4.0)
Discount rate		2.40%	5.30%
Impact of 10% adverse change		¥ (0.9)	¥ (1.5)
Impact of 20% adverse change		¥ (1.8)	¥ (2.6)

[1]	The sensitivity analysis covers the material retained interests held of \201 billion out of \215 billion as of March 31, 2014 and \208 billion out of \233 billion as of March 31, 2015. Nomura considers the amount or the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.